Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Payables and Accruals [Abstract]
VAT and surcharges payable	¥ 88,435	$ 13,592	¥ 82,759
Payroll and welfare payable	409,691	62,968	302,006
Accrued rebates and cash incentives	646,922	99,430	473,271
Deposit from customers	46,321	7,119	66,526
Accrued expenses	328,315	50,461	128,489
Payable for purchase of fixed assets	6,303	969	12,200
Professional service fees	5,236	805	12,570
Payable for exercise of share-based awards	5,735	881	10,464
Others	121,976	18,748	63,262
Accrued expenses and other payables	¥ 1,658,934	$ 254,973	¥ 1,151,547